Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Effective income tax rate, percentage	21.00%	21.00%
Net operating loss carryforwards	$ 6,296,000	$ 1,424,000
Imcome tax, penalties and interest
ISRAEL
Effective income tax rate, percentage	23.00%
Net operating loss carryforwards	$ 774,000	$ 1,671,000